FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 811-21287

Preferred Income Fund III
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  (Exact name of registrant as specified in charter)

101 Huntington Avenue
Boston, MA  02199
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  (Address of principal executive offices)

Victor Acker
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA  02199
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  (Name and address of agent for service)


Registrant's telephone number, including area code: 1 800-852-0218

Date of Fiscal year-end: 5/31/2004

Date of reporting period: 7/1/2003 - 6/30/2004

   Item 1. Proxy Voting Record
   Account Number: 127343

   ISSUER NAME TICKER CUSIP MTG DATE MTG TYPE
           Proposal Type Voted? Vote For/Agnst Mgmt
   Alliant Energy Corp LNT  018802108  5/21/04  Annual
   1.01   Elect Ann K. Newhall MGMT YES FOR FOR
   1.02   Elect Michael L. Bennett MGMT YES FOR FOR
   1.03   Elect Jack B. Evans MGMT YES FOR FOR
   1.04   Elect David A. Perdue MGMT YES FOR FOR
   1.05   Elect Judith D. Pyle MGMT YES FOR FOR
   2.00   Increase Authorized Common Stock MGMT YES FOR FOR

   CH Energy Group CHG  12541M102  4/27/04  Annual
   1.01   Elect Edward F.X. Gallagher MGMT YES FOR FOR
   1.02   Elect Steven V. Lant MGMT YES FOR FOR
   1.03   Elect Jeffrey D. Tranen MGMT YES FOR FOR

   NiSource Inc NI  65473P105  5/11/04  Annual
   1.01   Elect Steven C. Beering MGMT YES FOR FOR
   1.02   Elect Dennis E. Foster MGMT YES FOR FOR
   1.03   Elect Richard L. Thompson MGMT YES FOR FOR
   1.04   Elect Carolyn Y. Woo MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   OGE Energy Corp OGE  670837103  5/20/04  Annual
   1.01   Elect Luke R. Corbett MGMT YES FOR FOR
   1.02   Elect Robert Kelley MGMT YES FOR FOR
   1.03   Elect J. D. Williams MGMT YES FOR FOR

   Progress Energy Inc PGN  743263105  5/12/04  Annual
   1.01   Elect Charles W. Coker MGMT YES FOR FOR
   1.02   Elect Robert B. McGehee MGMT YES FOR FOR

   1.03   Elect E. Marie McKee MGMT YES FOR FOR
   1.04   Elect Peter S. Rummell MGMT YES FOR FOR
   1.05   Elect Jean Giles Wittner MGMT YES FOR FOR
   2.00   Restrict Executive Compensation SHLDR YES AGNST FOR

   Wachovia Preferred Funding Corp.   92977V206  12/12/03  Annual
   1.00   Elect Directors MGMT YES FOR FOR

   WPS Resources Corp WPS  92931B106  5/13/04  Annual
   1.01   Elect Richard A. Bemis MGMT YES FOR FOR
   1.02   Elect Ellen Carnahan MGMT YES FOR FOR
   1.03   Elect Robert C. Gallagher MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'
   Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
   Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.
   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Preferred Income Fund III
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       (Registrant)


By _______________________________________________________________________
       (Signature & Title)


Date _____________________________________________________________________


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